Description of the Business and the Spin-Off - Summary of Liabilities Transferred from Parent (Details) - Spin-off from CHS [Member] $ in Thousands	Apr. 29, 2016 USD ($)
Description Of Business And Spin Off [Line Items]
Total liabilities transferred from Parent	$ 22,292
Accounts Payable [Member]
Description Of Business And Spin Off [Line Items]
Total liabilities transferred from Parent	13,607
Benefit Plan Liabilities [Member]
Description Of Business And Spin Off [Line Items]
Total liabilities transferred from Parent	5,964
Other Liabilities [Member]
Description Of Business And Spin Off [Line Items]
Total liabilities transferred from Parent	$ 2,721